Supplementary Oil And Gas Information (Costs Related To Unproved Properties) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	$ 5,487
Exploration Costs, Cumulative	129
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	5,616
CurrentYear [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	27
Exploration Costs, Cumulative	8
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	35
PriorYear [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	5,207
Exploration Costs, Cumulative	50
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	5,257
Second Prior Year [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	30
Exploration Costs, Cumulative	38
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	68
Third Prior Year and Previous [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	223
Exploration Costs, Cumulative	33
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	$ 256